Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2013	2014
Advance to EMS providers (1)	$2,884	$23,914
Rental receivable	1,120	2,952
Value added taxes recoverable	2,486	1,713
Social insurance borne by employee	989	967
Deposits	2,138	941
Staff advances	272	192
Other prepaid and current assets	222	178
Prepaid royalty fee	165	161
Prepaid testing and tooling fee	106	85
Capital contribution receivable from noncontrolling shareholders	54	—

	$10,436	$31,103

(1)	EMS providers manufacture the mobile phone based on the Company’s design.